Property and Equipment, net - Summary of Property and equipment, net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 295	$ 227
Less accumulated depreciation and amortization	(204)	(193)
Total	91	34
Lab equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	30	30
Computer and office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	127	133
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	64	$ 64
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 74